Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (Unaudited) (Parentheticals) - CHF (SFr)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Consolidated Interim Statement Of Profit Or Loss And Other Comprehensive Income Or Loss Unaudited Abstract
Remeasurement of defined benefit liability, net of taxes	SFr 0	SFr 0
Foreign currency translation differences, net of taxes	0	0
Other comprehensive income/(loss), net of taxes	SFr 0	SFr 0
Diluted loss per share (in Francs per share)	SFr (1.29)	SFr (10.63)